Financial risk management objectives and policies - Summary of Credit Risk Exposure on the Group's Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	₨ 24,094	$ 257	₨ 24,268	₨ 21,856
Gross carrying amount
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	25,303		26,415
Gross carrying amount | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	15,397		16,093
Gross carrying amount | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	947		898
Gross carrying amount | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	659		849
Gross carrying amount | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	8,299		8,575
Expected credit loss
Disclosure Of Credit Risk [Line Items]
Expected credit loss	1,209		2,147
Expected credit loss | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	126		306
Expected credit loss | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	162		196
Expected credit loss | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	43		147
Expected credit loss | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	₨ 878		₨ 1,498